Operations - Divestments - Disposal of interest in Leccaros Participacoes S.A. - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Apr. 23, 2018 BRL (R$) Installment	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of business perspectives [line items]
Cash received		R$ 22,584
Leccaros Participacoes S.A. [member]
Disclosure of business perspectives [line items]
Ownership interest sold	50.00%
Total selling price	R$ 22,067
Cash received	10,000
Installment amount	R$ 12,067
Number of installments | Installment	12
Net assets			R$ 6,580
GainsOnDisposalsOfInvestmentsAttributableToOwnersOfParent			3,283
Gain on sale			37,567
Gain of sale attributable to equity holders to the Company			R$ 18,784